Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013		Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%	[1]
Expected volatility		0.00%	[1]	29.35%
Risk-free interest rate, lower range	8.21%	0.00%	[1]	8.04%
Risk-free interest rate, upper range	9.08%	0.00%	[1]	8.22%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.81%			0.65%
Expected volatility	28.57%
Expected lives	1 year			1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.83%			0.70%
Expected volatility	41.52%
Expected lives	7 years			5 years 2 months 12 days

[1]	no options were granted during the period